Income Taxes (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Foreign earnings repatriated	$ 0	$ 0		$ 0	$ 0
Deferred income tax	0	0		0	0
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign | New Zealand
Income Taxes [Line Items]
Effective tax rate		28.00%